The attached are incorporated by reference herein to the annual reports filed by and on behalf of the following:

Seligman Portfolios, Inc., filed March 2, 1998
         Portfolios which include: Seligman Capital; Seligman Cash Management; Seligman Common Stock; Seligman Bond; Seligman Income; Seligman Henderson International; Seligman Communications and Information; Seligman Frontier; Seligman Henderson Global Smaller Companies; Seligman High-Yield Bond; Seligman Henderson Global Technology; and Seligman Henderson Global Growth Opportunities

[CANADA LIFE LETTERHEAD]


February, 1998


Dear Trillium(R) Policyholder:

Enclosed for your review is the Trillium Annual Report for the period ending December 31, 1997. We encourage you to review this information and refer to it as needed throughout the year.

Also, we are pleased to provide you with the enclosed two supplements to the Trillium Variable Annuity prospectus dated May 1, 1997. The first supplement provides the information on amended tax laws that allow for the use of both Simple IRAs and Roth IRAs. For more information on the new IRA plans, please contract your registered representative. The second supplement announces a manager change for the Seligman Capital portfolio.

For your convenience, the "tear-off" below can be used to make additional payments to your Trillium policy.

Thank you for selecting Trillium.

Sincerely,

/s/ Sergio Benedetti
Sergio Benedetti
Marketing Actuary

------------------------------------------------------------------------------


Policyowner(s):  ________________________      Policy Number:  _______________

If you are changing allocation, please complete the following:

          __________  This payment only
          __________  This payment and all future payments
          __________  Re-allocate all current assets

__________% Cash Mgmt (21)              __________% Comm & Info (27)
__________% Income (22)                 __________% Global Grwth Ops (28)
__________% Bond (23)                   __________% Global Smlr Cos (29)
__________% Common Stock (24)           __________% Frontier (41)
__________% Capital (25)                __________% High Yld Bond (42)
__________% International (26)          __________% Global Tech (43)
__________% Fixed Account

Total must equal 100%. Please make checks payable to Canada Life Insurance Company of New York.



--------------------                 ----------------------------------------
Date                                 Policyowner's Signature



Canada Life Insurance Company of New York Home Office Harrison, NY

                                                          CANADA LIFE OF NEW YORK
                                                      VARIABLE ACCOUNT 2 PERFORMANCE

[TRILLIUM LOGO]                         Average Annual Total Returns for Periods Ending December 31, 1997
A VARIABLE ANNUITY                                              Assuming Contract Continues
Issued by Canada Life Insurance Company of New York                                  Since     Inception
PORTFOLIOS                                             1 YEAR    3 YEAR   5 YEAR   Inception      Date
---------------------------------------------------------------------------------------------------------
SELIGMAN COMMUNICATIONS AND INFORMATION
   PORTFOLIO                                           20.26%    20.55%     --       20.31%      10/4/94
---------------------------------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL TECHNOLOGY PORTFOLIO         17.61        --      --       12.10        5/1/96
---------------------------------------------------------------------------------------------------------
SELIGMAN FRONTIER PORTFOLIO                            14.47     22.30      --       22.42       10/4/94
---------------------------------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL SMALLER
   COMPANIES PORTFOLIO                                  1.76     11.06      --       11.26       10/4/94
---------------------------------------------------------------------------------------------------------
SELIGMAN CAPITAL PORTFOLIO                             19.36     18.90   11.37%      12.45       6/21/88
---------------------------------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL GROWTH
   OPPORTUNITIES PORTFOLIO                             10.76        --      --        5.12        5/1/96
---------------------------------------------------------------------------------------------------------
SELIGMAN HENDERSON INTERNATIONAL PORTFOLIO              6.61      7.12      --        7.19        5/3/93
---------------------------------------------------------------------------------------------------------
SELIGMAN COMMON STOCK PORTFOLIO                        19.37     20.82   13.91       13.17       6/21/88
---------------------------------------------------------------------------------------------------------
SELIGMAN INCOME PORTFOLIO                              12.19     10.90    6.85        8.25       6/21/88
---------------------------------------------------------------------------------------------------------
SELIGMAN HIGH-YIELD BOND PORTFOLIO                     13.25        --      --       12.10        5/1/95
---------------------------------------------------------------------------------------------------------
SELIGMAN BOND PORTFOLIO                                 7.23      7.35    4.65        5.20       6/21/88
---------------------------------------------------------------------------------------------------------
SELIGMAN CASH MANAGEMENT PORTFOLIO                      3.84      3.70    2.81        3.48       6/21/88
---------------------------------------------------------------------------------------------------------

* Not annualized.

SELIGMAN CASH MANAGEMENT PORTFOLIO'S current yield, annualized for the seven-day period ending December 31, 1997, was 3.82% TRILLIUM FIXED ACCOUNT'S rate for the one-year Guarantee Period was 4.75% as of December 31, 1997.

Performance quoted represents past performance, and the investment return and principal value of an investment will fluctuate so that units, when surrendered, may be worth more or less than their original cost. Performance of the variable portfolios reflects the performance of Seligman Portfolios, Inc., the underlying investment vehicle for the Trillium Variable Account adjusted for the current fees and charges (excluding CDSC) associated with Trillium. For performance figures with CDSC, please see reverse side. The variable account was established on 2/25/93 and commenced operations on 3/1/96. The fixed account is held in the general account of Canada Life Insurance Company of New York (CLNY) and provides a guarantee, by CLNY, against loss of principal, and guarantees payment of a specified current rate of interest Please contact your financial advisor or call Seligman Financial Services at 800-221-2783 for a prospectus containing full details including information on fees and charges. Please read the prospectus carefully before investing or sending money.

These are specific risks associated with global technology investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions. A portfolio that concentrates its investments in one sector of the economy may be subject to greater share price fluctuations than a more diversified portfolio. There are specific risks associated with global investing such as currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions. The securities in which the Seligman High-Yield Bond Portfolio invests are subject to a greater risk of loss of principal and interest than higher-rated investment grade bonds. Purchasers should carefully assess the risks associated with an investment in the Portfolio.

                                                          CANADA LIFE OF NEW YORK
                                                       VARIABLE ACCOUNT 2 PERFORMANCE
                                                       ------------------------------
                                  Average Annual Total Returns for Periods Ending December 31, 1997
                                          Assuming Contract Is Surrendered at End of Period

                                                                                 SINCE    INCEPTION
PORTFOLIOS                                        1 YEAR    3 YEAR    5 YEAR   INCEPTION     DATE
---------------------------------------------------------------------------------------------------
SELIGMAN COMMUNICATIONS AND INFORMATION
   PORTFOLIO                                      14.86%    19.51%        --    19.39%     10/4/94
---------------------------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL TECHNOLOGY PORTFOLIO    12.21        --         --     9.12       5/1/96
---------------------------------------------------------------------------------------------------
SELIGMAN FRONTIER PORTFOLIO                        9.07     21.29         --    21.54      10/4/94
---------------------------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL SMALLER
   COMPANIES PORTFOLIO                            (3.64)     9.83         --    10.16      10/4/94
---------------------------------------------------------------------------------------------------
SELIGMAN CAPITAL PORTFOLIO                        13.96     17.82      11.02%   12.45      6/21/88
---------------------------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL GROWTH
   OPPORTUNITIES PORTFOLIO                         5.36        --         --     1.97       5/1/96
---------------------------------------------------------------------------------------------------
SELIGMAN HENDERSON INTERNATIONAL PORTFOLIO         1.21      5.79         --     6.59       5/3/93
---------------------------------------------------------------------------------------------------
SELIGMAN COMMON STOCK PORTFOLIO                   13.97     19.78      13.59    13.17      6/21/88
---------------------------------------------------------------------------------------------------
SELIGMAN INCOME PORTFOLIO                          6.79      9.67       6.43     8.25      6/21/88
---------------------------------------------------------------------------------------------------
SELIGMAN HIGH-YIELD BOND PORTFOLIO                 7.85        --         --    10.70       5/1/95
---------------------------------------------------------------------------------------------------
SELIGMAN BOND PORTFOLIO                            1.83      6.03       4.16     5.20      6/21/88
---------------------------------------------------------------------------------------------------
SELIGMAN CASH MANAGEMENT PORTFOLIO                (1.56)     2.28       2.32     3.48      6/21/88
---------------------------------------------------------------------------------------------------


 Issued by: Canada Life Insurance Company of New York, 500 Mamaroneck Avenue,
             Harrison, NY 10528

 Distributed by: Seligman Financial Services, Inc., 100 Park Avenue, New York,
                 NY 10017 - (800) 221-2783

SELIGMAN CASH MANAGEMENT PORTFOLIO'S current yield, annualized for the seven-day period ending December 31, 1997, was 3.82%. TRILLIUM FIXED ACCOUNT'S rate for the one-year Guarantee Period was 4.75% as of December 31, 1997. Performance quoted represents past performance, and the investment return and principal value of an investment will fluctuate so that units, when surrendered, may be worth more or less than their original cost. Performance of the variable portfolios reflects the performance of Seligman Portfolios, Inc., the underlying investment vehicle for the Trillium Variable Account, and is adjust for Trillium's current fees and charges, including the maximum CDSC of 6%. Trillium's CDSC for current premiums (premiums paid during the current and previous six policy years) starts at 6% and decreases in steps, depending on the number of policy years since the premium was paid, as follows: less than two years, 6% at least two, but less than four, 5% at least four, but less than five, 4% at least five, but less than six, 3% at least six, but less than seven, 2% at least seven no change. The variable account was established on 2/25/93 and commenced operations on 3/1/96. The fixed account is held in the general account of Canada Life Insurance Company of New York (CLNY) and provides a guarantee, by CLNY, against loss of principal, and guarantees payment of a specified current rate of interest. Please contact your financial advisor or call Seligman Financial Services at 800-221-2783 for a prospectus containing full details including information on fees and charges. Please read the prospectus carefully before investing or sending money.